Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Income Tax Expense

	2020	2019	2018
Current taxes expense -
Current period	$(14,032)	$(55,847)	$(35,258)
Adjustment for prior period	162	693	261

	$(13,870)	$(55,154)	$(34,997)
Deferred taxes expenses -
Origination and reversal of temporary differences	37,587	8,717	467

Total income tax	$23,717	$(46,437)	$(34,530)

Summary of Balances of Deferred Taxes
The balances of deferred taxes are as follows:

	Statement of financial position		Statement of profit or loss
	2020	2019	2020	2019	2018
Deferred tax liabilities
Maintenance deposits	$(23,891)	$(29,863)	$(5,972)	$—	$3,277
Prepaid dividend tax	—	(7,403)	(7,403)	(1,456)	(5,244)
Property and equipment	2,108	(2,896)	(5,004)	(4,500)	(2,136)
Other	(1,500)	(4,690)	(3,190)	(1)	641
Set off tax	1,093	1,455	362	414	(63)

	$(22,190)	$(43,397)	$(21,207)	$(5,543)	$(3,525)
Deferred tax assets
Provision for return conditions	$12,665	$10,095	$(2,570)	$(2,959)	$723
Air traffic liability	2,486	2,039	(447)	(247)	(511)
Other provisions	624	6,826	6,202	(2,139)	(271)
Tax loss	20,913	1,710	(19,203)	2,585	3,054
Set off tax	(1,093)	(1,455)	(362)	(414)	63

	$35,595	$19,215	$(16,380)	$(3,174)	$3,058

	$13,405	$(24,182)	$(37,587)	$(8,717)	$(467)

Summary of Reconciliation of Effective Tax Rate
Reconciliation of the effective tax rate is as follows:

	Tax rate	2020	Tax rate	2019	Tax rate	2018
Net income		$(607,062)		$247,002		$88,198
Total income tax expense		(23,717)		46,437		34,530

Profit excluding income tax		(630,779)		293,439		122,728

Income taxes at Panamanian statutory rates	25.0%	(157,695)	25.0%	73,360	25.0%	30,682
Stations - Taxable / Panama	(13.2%)	83,071	(13.7%)	(40,205)	(19.3%)	(23,745)
Stations - Taxable / Non Panama	(1.5%)	9,850	2.4%	7,043	9.0%	11,052
Stations - Non Taxable / Non Panama	(5.3%)	33,728	(4.9%)	(14,444)	3.3%	4,106
Dividend tax	(1.2%)	7,491	7.2%	21,376	10.3%	12,696
(Over) under provided in prior periods	0.0%	(162)	(0.2%)	(693)	(0.2%)	(261)

Provision for income taxes	3.8%	$(23,717)	15.8%	$46,437	28.1%	$34,530